UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-02671

Deutsche Municipal Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2014

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2014

Semiannual Report

to Shareholders

Deutsche Strategic High Yield Tax-Free Fund

(formerly DWS Strategic High Yield Tax-Free Fund)

Contents
3 Letter to Shareholders
4 Performance Summary
7 Portfolio Management Team
8 Portfolio Summary
9 Investment Portfolio
35 Statement of Assets and Liabilities
37 Statement of Operations
38 Statement of Cash Flows
39 Statement of Changes in Net Assets
40 Financial Highlights
48 Notes to Financial Statements
59 Information About Your Fund's Expenses
61 Advisory Agreement Board Considerations and Fee Evaluation
66 Account Management Resources
68 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. The fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the fund's gains or losses. Although the fund seeks income that is exempt from federal income taxes, a portion of the fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:
Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary November 30, 2014 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/14
Unadjusted for Sales Charge	2.33%	10.26%	5.99%	4.85%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–0.48%	7.23%	5.40%	4.56%
Barclays Municipal Bond Index†	2.45%	8.23%	5.12%	4.81%
Average Annual Total Returns as of 9/30/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		10.01%	5.09%	4.84%
Adjusted for the Maximum Sales Charge (max 2.75% load)		6.99%	4.51%	4.55%
Barclays Municipal Bond Index†		7.93%	4.67%	4.72%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/14
Unadjusted for Sales Charge	1.95%	9.43%	5.19%	4.05%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–2.05%	6.43%	5.03%	4.05%
Barclays Municipal Bond Index†	2.45%	8.23%	5.12%	4.81%
Average Annual Total Returns as of 9/30/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		9.18%	4.31%	4.04%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		6.18%	4.14%	4.04%
Barclays Municipal Bond Index†		7.93%	4.67%	4.72%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/14
Unadjusted for Sales Charge	1.87%	9.45%	5.18%	4.06%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.87%	9.45%	5.18%	4.06%
Barclays Municipal Bond Index†	2.45%	8.23%	5.12%	4.81%
Average Annual Total Returns as of 9/30/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		9.11%	4.30%	4.05%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		9.11%	4.30%	4.05%
Barclays Municipal Bond Index†		7.93%	4.67%	4.72%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/14
No Sales Charges	2.46%	10.54%	6.25%	5.09%
Barclays Municipal Bond Index†	2.45%	8.23%	5.12%	4.81%
Average Annual Total Returns as of 9/30/14 (most recent calendar quarter end)
No Sales Charges		10.29%	5.35%	5.08%
Barclays Municipal Bond Index†		7.93%	4.67%	4.72%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/14
No Sales Charges	2.47%	10.54%	6.25%	5.12%
Barclays Municipal Bond Index†	2.45%	8.23%	5.12%	4.81%
Average Annual Total Returns as of 9/30/14 (most recent calendar quarter end)
No Sales Charges		10.29%	5.37%	5.11%
Barclays Municipal Bond Index†		7.93%	4.67%	4.72%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2014 are 1.00%, 1.77%, 1.75%, 0.87% and 0.76% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

A portion of the Fund's distributions may be subject to federal, state and local taxes and the alternative minimum tax.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Barclays Municipal Bond Index is an unmanaged, market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value
11/30/14	$12.50	$12.50	$12.50	$12.51	$12.51
5/31/14	$12.49	$12.49	$12.50	$12.50	$12.50
Distribution Information as of 11/30/14
Income Dividends, Six Months	$.28	$.23	$.23	$.29	$.29
November Income Dividend	$.0451	$.0373	$.0375	$.0477	$.0477
SEC 30-day Yield‡‡	2.64%	1.97%	1.97%	2.97%	2.97%
Tax Equivalent Yield‡‡	4.66%	3.48%	3.48%	5.25%	5.25%
Current Annualized Distribution Rate‡‡	4.33%	3.58%	3.60%	4.58%	4.58%

‡‡ The SEC yield is net investment income per share earned over the month ended November 30, 2014 shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 2.60%, 1.92%, 1.91%, 2.85% and 2.94% for Classes A, B, C, S and Institutional shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal federal income rate of 43.4%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2014. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 4.29%, 3.53%, 3.54%, 4.46% and 4.55% for Classes A, B, C, S and Institutional shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management Team

Philip G. Condon, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 1987.

— Joined Deutsche Asset & Wealth Management in 1983.

— Vice Chairman of Deutsche Asset & Wealth Management, Americas; formerly, Head of Municipal Bonds.

— BA and MBA, University of Massachusetts at Amherst.

Rebecca L. Flinn, Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 1998.

— Joined Deutsche Asset & Wealth Management in 1986.

— BA, University of Redlands, California.

A. Gene Caponi, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2009.

— Joined Deutsche Asset & Wealth Management in 1998.

— BS, State University of New York, Oswego; MBA, State University of New York at Albany.

Effective October 1, 2014, Ashton P. Goodfield and Carol L. Flynn were added as Co-Lead Portfolio Managers of the fund, joining the current portfolio management team.

Ashton P. Goodfield, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset & Wealth Management in 1986.

— Co-Head of Municipal Bonds.

— BA, Duke University.

Carol L. Flynn, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset & Wealth Management in 1994.

— Co-Head of Municipal Bonds.

— BS, Duke University; MBA, University of Connecticut.

Portfolio Summary (Unaudited)

Investment Portfolio as of November 30, 2014 (Unaudited)
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 93.2%
Alabama 0.1%
Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Jackson Hospital & Clinic, 5.25%, 3/1/2036	2,000,000	2,040,620
Arizona 1.3%
Arizona, Salt River Pima-Maricopa Indian Community, 0.06%**, 10/1/2025, LOC: Bank of America NA	3,135,000	3,135,000
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025, GTY: Citibank NA	4,000,000	4,735,360
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,626,946
Pima County, AZ, Industrial Development Revenue, Tucson Electric Power, 5.75%, 9/1/2029	2,250,000	2,259,090
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,649,143
Series A, 6.25%, 12/1/2046	1,400,000	1,501,332
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-1, AMT, 4.9%, 3/1/2028	5,000,000	5,209,400
		23,116,271
California 10.4%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, Prerefunded, 5.125%, 4/1/2039	10,000,000	11,762,400
Series F-1, Prerefunded, 5.5%, 4/1/2043	10,000,000	11,586,300
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	8,750,000	12,271,087
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	5,552,250
California, State General Obligation:
Series B, 144A, 0.04%**, 5/1/2040, LOC: Bank of Tokyo-Mitsubishi UFJ	2,500,000	2,500,000
5.0%, 8/1/2034	5,185,000	5,767,431
5.0%, 2/1/2043	12,820,000	14,374,681
5.5%, 3/1/2040	5,130,000	5,901,449
California, State General Obligation, Various Purposes:
5.0%, 11/1/2032	10,000,000	10,957,200
5.0%, 11/1/2037	9,145,000	9,949,120
5.75%, 4/1/2031	23,360,000	27,533,497
California, State Public Works Board, Lease Revenue, Series B, 5.0%, 10/1/2039	5,500,000	6,233,040
California, State Public Works Board, Lease Revenue, Capital Projects:
Series A-1, 6.0%, 3/1/2035	10,175,000	12,098,584
Series I-1, 6.375%, 11/1/2034	5,000,000	6,151,550
California, Statewide Communities Development Authority Revenue, Terraces At San Joaquin Gardens Project:
Series A, 5.625%, 10/1/2032	500,000	532,625
Series A, 6.0%, 10/1/2042	1,000,000	1,072,850
Series A, 6.0%, 10/1/2047	1,000,000	1,070,540
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023, GTY: Merrill Lynch & Co., Inc.	620,000	728,395
Riverside County, CA, Transportation Commission Toll Revenue, Series A, 5.75%, 6/1/2048	2,850,000	3,243,898
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,906,207
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,050,000	2,361,580
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2044	11,000,000	12,170,400
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 5.125%, 11/1/2039	10,400,000	11,924,744
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay South Redevelopment, Series D, 7.0%, 8/1/2041	1,400,000	1,708,588
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	3,555,000	3,736,554
Vernon, CA, Electric Systems Revenue, Series A, 5.5%, 8/1/2041	2,240,000	2,493,680
		187,588,650
Colorado 2.2%
Colorado, E-470 Public Highway Authority Revenue:
Series C, 5.375%, 9/1/2026	2,000,000	2,227,000
Series A-1, 5.5%, 9/1/2024, INS: NATL	3,500,000	3,620,225
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	1,021,140
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	11,750,000	11,977,010
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	2,192,420
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	6,365,000	8,179,025
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,242,560
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,749,642
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities, Series A, 5.0%, 12/1/2033	4,835,000	5,129,500
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,389,312
		40,727,834
Connecticut 1.7%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	20,000,000	23,718,000
Connecticut, Mashantucket Western Pequot Tribe Bond, 144A, 6.05%, 7/1/2031 (PIK)	15,239,244	2,133,494
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	2,999,850
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,200,000	1,245,540
		30,096,884
District of Columbia 0.4%
Metropolitan Washington, DC, Airport Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital Important Project, Series A, 5.0%, 10/1/2053	7,000,000	7,400,960
Florida 6.6%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	210,000	210,078
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 8.125%, 5/15/2044	4,000,000	4,474,960
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	5,985,000	6,085,668
Florida, Harbourage at Braden River Community Development District, Capital Improvement Revenue, Series A, 6.125%, 5/1/2034	1,295,000	1,299,481
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	7,905,000	6,722,965
Florida, Tolomato Community Development District, Special Assessment, 5.4%, 5/1/2037	15,405,000	15,464,771
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,470,000	1,644,195
7.0%, 5/1/2041	1,765,000	2,171,338
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Jetblue Airways Corp. Project, AMT, 5.0%, 11/15/2026	1,500,000	1,521,165
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System:
Series G, 5.125%, 11/15/2020	970,000	1,055,205
Series G, Prerefunded, 5.125%, 11/15/2020	30,000	32,777
Series G, Prerefunded, 5.125%, 11/15/2021	70,000	76,479
Series G, Prerefunded, 5.125%, 11/15/2022	75,000	81,941
Series G, Prerefunded, 5.125%, 11/15/2023	180,000	196,659
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,939,210
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	3,040,000	3,336,035
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
5.0%, 11/15/2029	1,000,000	1,097,630
5.0%, 11/15/2044	2,500,000	2,705,875
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	10,000,000	11,099,800
Series A-1, 5.5%, 10/1/2041	5,000,000	5,737,850
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	5,000,000	5,515,750
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	2,500,000	2,776,325
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	3,650,000	4,128,624
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series C, 5.25%, 10/1/2035	5,000,000	5,440,200
Palm Beach County, FL, Health Facilities Authority Revenue, Waterford Project, 5.375%, 11/15/2022	2,600,000	2,840,682
Palm Beach County, FL, Health Facilities Authority, Retirement Community Revenue, Acts Retirement-Life Communities, Inc., 5.5%, 11/15/2033	9,000,000	9,966,240
Port St. Lucie, FL, Special Assessment Revenue, Southwest Annexation District 1, Series B, 5.0%, 7/1/2027, INS: NATL	2,500,000	2,695,775
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	8,697,760
Series A, 144A, 5.75%, 10/1/2022	9,500,000	10,308,830
		119,324,268
Georgia 3.7%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.375%, 5/15/2043	4,000,000	4,359,840
Atlanta, GA, Tax Allocation, Beltline Project:
Series B, 7.375%, 1/1/2031	4,915,000	5,800,339
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,045,000	1,056,965
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.375%, 11/1/2039, INS: AGMC	10,000,000	11,436,300
Series A, 6.25%, 11/1/2034	10,000,000	11,903,400
De Kalb County, GA, Hospital Authority Revenue, Anticipation Certificates, Dekalb Medical Center, Inc. Project, 6.125%, 9/1/2040	7,500,000	8,224,425
De Kalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2032	820,000	953,463
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049 (a)	500,000	559,705
Series A, 5.5%, 8/15/2054 (a)	1,820,000	2,083,936
Georgia, Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates-Southeast Health, Series A, 5.625%, 8/1/2034	5,500,000	6,104,835
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co. (b)	10,000,000	11,216,900
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	2,440,000	2,929,123
		66,629,231
Guam 0.9%
Government of Guam, General Obligation, Series A, 7.0%, 11/15/2039	10,155,000	11,740,500
Guam, International Airport Authority, Series C, AMT, 6.375%, 10/1/2043	1,610,000	1,853,448
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	3,000,000	3,410,640
		17,004,588
Hawaii 1.9%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2034	15,000,000	16,368,000
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, 9.0%, 11/15/2044	2,000,000	2,506,540
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series B, AMT, 4.6%, 5/1/2026, INS: FGIC	11,790,000	12,149,949
6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	2,500,000	2,908,175
		33,932,664
Illinois 6.7%
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2033	7,000,000	7,135,660
Series A, 5.25%, 1/1/2029, INS: AGMC	175,000	175,480
Series A, 5.25%, 1/1/2032	3,000,000	3,140,010
Series A, 5.25%, 1/1/2035	4,050,000	4,202,442
Chicago, IL, O'Hare International Airport Revenue, Third Lien:
Series A, 5.75%, 1/1/2039	9,955,000	11,465,572
Series B, 6.0%, 1/1/2041	12,095,000	14,112,083
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	1,845,000	2,027,784
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	5,500,000	5,951,000
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg:
Series A, 5.625%, 2/15/2037	5,000,000	5,000,700
7.25%, 2/15/2045	4,000,000	4,300,000
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series A, 8.125%, 5/15/2040	6,000,000	4,109,940
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, 5.75%, 11/1/2028, INS: NATL	1,250,000	1,398,725
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series A, 6.0%, 8/15/2038	7,830,000	8,826,602
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series A, 7.75%, 5/15/2030	1,675,000	1,793,724
Series A, 8.0%, 5/15/2040	1,000,000	1,068,030
Series A, 8.0%, 5/15/2046	3,500,000	3,721,585
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,245,384
Series A, 5.875%, 2/15/2038	500,000	505,150
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050, INS: AGMC	8,000,000	8,438,880
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	6,405,000	7,502,433
Illinois, State Finance Authority Revenue, Northwestern University, Series C, 0.04%**, 12/1/2034	9,500,000	9,500,000
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	5,265,000	5,654,452
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,500,000	1,676,790
Illinois, State General Obligation:
5.0%, 2/1/2039	2,400,000	2,515,920
5.0%, 5/1/2039	5,000,000	5,246,950
5.5%, 7/1/2038	1,280,000	1,415,936
		122,131,232
Indiana 1.4%
Indiana, Health & Educational Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, 5.5%, 3/1/2037	1,750,000	1,845,340
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,660,705
Indiana, State Finance Authority Revenue, I-69 Development Partners LLC, AMT, 5.25%, 9/1/2034	2,275,000	2,522,156
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.03%**, 3/1/2033, LOC: Northern Trust Co.	4,145,000	4,145,000
North Manchester, IN, Economic Development Revenue, Peabody Retirement Community Project:
Series B, 1.0%, 12/1/2045*	1,341,246	14
Series A, 5.13%**, 12/1/2045	1,557,576	782,744
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.)	6,220,000	7,124,450
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc.:
144A, 5.5%, 9/1/2027	1,000,000	1,054,250
8.0%, 9/1/2041	4,000,000	4,864,880
		24,999,539
Iowa 0.9%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
6.0%, 6/1/2034	1,000,000	1,083,060
6.0%, 6/1/2039	2,000,000	2,161,320
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	5,000,000	5,366,250
Iowa, State Finance Authority, Midwestern Disaster Area Revenue, Fertilizer Co. Project, 5.25%, 12/1/2025	6,665,000	7,052,103
		15,662,733
Kansas 0.4%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	6,340,000	6,446,258
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	1,200,000	1,357,704
		7,803,962
Kentucky 1.7%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	15,000,000	17,407,800
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	3,635,000	3,935,687
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	7,195,000	8,279,287
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	1,000,000	1,033,720
		30,656,494
Louisiana 2.5%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project, Series A, AMT, 5.75%, 9/1/2031	5,000,000	5,374,900
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	7,226,219
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	6,809,340
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 6.75%, 5/15/2041	2,500,000	2,971,125
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,466,800
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	15,000,000	15,848,100
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	1,820,000	2,004,875
		45,701,359
Maine 0.6%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	10,165,410
Maryland 1.9%
Anne Arundel County, MD, Special Obligation, National Business Park North Project, 6.1%, 7/1/2040	2,200,000	2,354,660
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031 (c)	7,000,000	3,197,600
Series B, 5.25%, 12/1/2031 (c)	3,400,000	1,553,120
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036	3,250,000	3,737,533
Maryland, State Health & Higher Educational Facilities Authority Revenue, Doctors Community Hospital, Inc., 5.75%, 7/1/2038	6,250,000	6,624,250
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center:
Series A, 5.0%, 7/1/2037	5,005,000	5,185,530
6.25%, 7/1/2031	2,500,000	2,869,775
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	2,660,000	2,801,911
6.0%, 1/1/2028	6,100,000	6,502,417
Westminster, MD, Project Revenue, Lutheran Village Millers Grant, Inc., Series A, 6.25%, 7/1/2044	440,000	467,685
		35,294,481
Massachusetts 2.9%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	8,805,000	6,788,039
AMT, 8.0%, 9/1/2035*	960,000	192,048
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,270,000	3,283,145
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	7,459,461
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series A-2, 5.5%, 11/15/2046	86,572	65,978
Series A-1, 6.25%, 11/15/2039	1,621,881	1,261,288
Series B, 11/15/2056*	430,598	431
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I, 7.25%, 1/1/2032	2,250,000	2,756,228
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, 5.0%, 7/1/2028	1,500,000	1,594,020
Series E-1, 5.125%, 7/1/2038	1,500,000	1,583,100
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center:
Series E, 5.0%, 7/15/2022	2,250,000	2,347,830
Series E, 5.0%, 7/15/2032	3,250,000	3,317,210
Series E, 5.0%, 7/15/2037	2,750,000	2,783,605
Massachusetts, State Health & Educational Facilities Authority Revenue, South Shore Hospital:
Series F, 5.625%, 7/1/2019	135,000	135,559
Series F, 5.75%, 7/1/2029	1,480,000	1,486,068
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	7,145,000	7,896,154
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	5,000,000	5,006,550
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	4,000,000	4,005,240
		51,961,954
Michigan 2.4%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,543,065
7.125%, 11/15/2043	1,500,000	1,517,925
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	2,100,000	2,255,400
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	8,336,552
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	1,007,530
5.5%, 5/15/2036	1,000,000	1,008,210
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	3,941,475
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	1,820,000	2,005,658
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2031	10,910,000	12,174,033
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	6,315,000	7,008,829
		43,798,677
Mississippi 1.1%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,942,210
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.375%, 12/1/2035	1,000,000	1,120,850
Series A, 5.5%, 9/1/2031	4,250,000	4,479,415
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,518,320
Series A, 6.5%, 9/1/2032	2,620,000	3,020,546
		20,081,341
Missouri 0.8%
Cass County, MO, Hospital Revenue, 5.5%, 5/1/2027	2,000,000	2,043,200
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	1,001,530
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series A, 8.25%, 5/15/2039	1,000,000	1,154,200
Series A, 8.25%, 5/15/2045	2,850,000	3,282,145
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,496,510
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,804,818
		14,782,403
Nebraska 0.2%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,665,150
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,775,250
		4,440,400
Nevada 0.4%
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, Series A, 5.0%, 6/1/2027	5,000,000	5,190,800
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, 6.75%, 9/1/2027	1,395,000	1,488,214
		6,679,014
New Hampshire 1.3%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood-Heritage Heights:
Series A, 5.35%, 1/1/2026	1,035,000	1,042,359
Series A, 5.4%, 1/1/2030	550,000	552,398
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 7.0%, 1/1/2038	5,325,000	6,205,861
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,325,000	2,333,231
New Hampshire, State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, 6.125%, 10/1/2039	5,000,000	5,638,950
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	4,000,000	4,206,720
New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:
Series A, 6.625%, 7/1/2031	700,000	783,678
Series A, 6.875%, 7/1/2041	2,825,000	3,159,084
		23,922,281
New Jersey 3.4%
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	5,785,000	6,473,936
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,426,012
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	450,000	494,892
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.375%, 1/1/2043	2,275,000	2,484,186
New Jersey, State Economic Development Authority, Continental Airlines, Inc. Project, AMT, 4.875%, 9/15/2019	10,110,000	10,633,193
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,719,675
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series A, 5.625%, 7/1/2032	3,500,000	4,018,630
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series A, 5.5%, 6/15/2041	7,000,000	7,858,410
New Jersey, Tobacco Settlement Financing Corp.:
Series 1A, 4.75%, 6/1/2034	16,240,000	12,353,930
Series 1-A, 5.0%, 6/1/2029	15,965,000	13,764,065
		62,226,929
New Mexico 0.5%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	8,374,800
New York 3.9%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	3,000,000	3,290,550
Series A, 5.75%, 11/15/2022	1,500,000	1,689,945
Hudson, NY, Yards Infrastructure Corp. Revenue:
Series A, 5.25%, 2/15/2047	5,000,000	5,558,950
Series A, 5.75%, 2/15/2047	7,000,000	8,058,960
Nassau, NY, Health Care Corp. Revenue, 0.04%**, 8/1/2029, LOC: TD Bank NA	1,800,000	1,800,000
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, Prerefunded, 5.25%, 7/1/2024	715,000	763,756
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, 6.125%, 12/1/2029	2,000,000	2,145,620
New York, State Liberty Development Corp. Revenue, World Trade Center Project, "3-3", 7.25%, 11/15/2044	1,820,000	2,064,772
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,723,591
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport:
AMT, 7.625%, 8/1/2025, GTY: American Airlines Group	5,000,000	5,440,650
AMT, 7.75%, 8/1/2031, GTY: American Airlines Group	6,470,000	7,081,803
AMT, 8.0%, 8/1/2028, GTY: American Airlines Group	6,100,000	6,682,916
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,508,235
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Series AA-2, 0.04%**, 6/15/2050, SPA: JPMorgan Chase Bank NA	4,750,000	4,750,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series EE, 5.0%, 6/15/2047	11,000,000	12,256,970
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	667,212
		70,483,930
North Carolina 0.2%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,602,714
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster Project, Series A, 5.625%, 10/1/2027	2,500,000	2,583,500
		4,186,214
North Dakota 0.2%
Burleigh County, ND, Health Care Revenue, St. Alexius Medical Center Project, Series A, 5.0%, 7/1/2035	1,200,000	1,294,116
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,156,660
		3,450,776
Ohio 0.7%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,085,280
Hamilton County, OH, Health Care Facilities Revenue, Christ Hospital Project, 5.5%, 6/1/2042	3,100,000	3,422,276
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
6.125%, 1/1/2031	2,030,000	2,272,605
6.625%, 1/1/2046	2,500,000	2,829,200
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project, Series 2010, 5.75%, 11/15/2040	3,000,000	3,323,580
		12,932,941
Oklahoma 0.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, 7.25%, 11/1/2045	6,500,000	7,180,615
Pennsylvania 3.1%
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,350,000	4,632,663
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	1,051,710
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	2,408,832
Northampton County, PA, Hospital Authority Revenue, St. Luke's Hospital Project:
Series A, 5.375%, 8/15/2028	3,500,000	3,839,640
Series A, 5.5%, 8/15/2035	6,500,000	7,111,065
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: U.S. Airways, Inc.	985,000	1,169,589
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,656,930
Pennsylvania, State Turnpike Commission Revenue:
Series C, 5.0%, 12/1/2043	7,000,000	7,756,770
Series A, 6.5%, 12/1/2036	6,385,000	7,686,965
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,786,982
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/2040	3,000,000	3,422,640
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Temple University Health Systems, Series A, 5.0%, 7/1/2034	6,750,000	6,803,460
		55,327,246
Puerto Rico 2.5%
Commonwealth of Puerto Rico, General Obligation, Series A, 8.0%, 7/1/2035	3,280,000	2,817,848
Commonwealth of Puerto Rico, Public Improvement, Series B, 6.5%, 7/1/2037	10,000,000	7,520,600
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series M, 6.25%, 7/1/2022	5,000,000	3,999,200
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041	3,065,000	2,235,335
Series A, 5.5%, 8/1/2042	10,175,000	7,579,968
Series A, 5.75%, 8/1/2037	2,130,000	1,649,174
Series A, 6.0%, 8/1/2042	4,570,000	3,567,205
Series A, 6.375%, 8/1/2039	10,000,000	8,155,600
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	7,754,000
		45,278,930
South Carolina 1.6%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,116,210
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District:
Series B, 7.5%, 11/1/2015	552,000	551,371
Series A, 7.75%, 11/1/2039	4,595,000	4,362,447
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	3,595,000	3,934,368
South Carolina, State Public Service Authority Revenue, Series C, 5.0%, 12/1/2046	7,500,000	8,353,050
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	8,890,000	10,488,066
		28,805,512
South Dakota 0.5%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	3,249,930
Series B, 5.5%, 7/1/2035	5,000,000	5,493,100
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,000,000	1,054,700
		9,797,730
Tennessee 2.7%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017, GTY: Merrill Lynch & Co., Inc.	2,500,000	2,750,300
5.0%, 12/15/2018, GTY: Merrill Lynch & Co., Inc.	2,160,000	2,413,368
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	3,000,000	3,277,980
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, First Mortgage, Mountain States Health Alliance, Series A, 5.5%, 7/1/2036	18,795,000	19,643,406
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, Mountain States Health Alliance, 6.5%, 7/1/2038	3,570,000	4,158,729
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series C, 5.0%, 2/1/2027, GTY: The Goldman Sachs Group, Inc.	6,435,000	7,398,705
Series A, 5.25%, 9/1/2018, GTY: The Goldman Sachs Group, Inc.	8,000,000	9,085,840
		48,728,328
Texas 13.3%
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.2%, 7/1/2045	6,000,000	6,884,940
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	4,276,040
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	9,593,640
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 8.25%, 5/1/2033*	7,000,000	576,800
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,520,720
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	2,569,600
Zero Coupon, 1/1/2032	3,500,000	1,627,675
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2043	1,000,000	1,084,330
6.0%, 1/1/2041	5,455,000	6,336,692
Gulf Coast, TX, Waste Disposal Authority, Exxon Mobil Project, AMT, 0.05%**, 12/1/2025	8,300,000	8,300,000
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, 1st Mortgage-Brazos Presbyterian Homes, Inc. Project:
Series B, 7.0%, 1/1/2043	3,000,000	3,499,380
Series B, 7.0%, 1/1/2048	4,000,000	4,616,000
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	3,385,000	3,661,148
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,257,060
La Vernia, TX, Higher Education Finance Corp. Revenue, Lifeschools of Dallas:
Series A, Prerefunded, 7.25%, 8/15/2031	1,275,000	1,617,593
Series A, Prerefunded, 7.5%, 8/15/2041	1,785,000	2,284,943
Lewisville, TX, Combination Contract Revenue, 6.75%, 10/1/2032	14,020,000	14,644,311
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	11,830,060
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,442,500
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	1,000,000	1,107,020
Second Tier, Series F, 5.75%, 1/1/2038	17,500,000	19,360,425
First Tier, 6.0%, 1/1/2043	5,000,000	5,812,650
First Tier, Series A, 6.25%, 1/1/2039	9,525,000	11,048,619
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	1,715,000	1,980,568
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Sears Methodist Retirement System Obligated Group Project:
Series A, 5.45%, 11/15/2038*	2,411,000	964,352
Series A, 6.05%, 11/15/2046*	2,565,000	1,025,949
Series D, 6.05%, 11/15/2046*	445,000	177,991
Series B, 6.15%, 11/15/2049*	4,852,000	1,940,703
Series C, 6.25%, 5/9/2053*	226,000	90,395
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,067,600
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project:
Series A, 8.125%, 11/15/2039	1,000,000	971,400
Series A, 8.25%, 11/15/2044	3,430,000	3,355,432
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	2,715,000	3,015,170
Series A, 5.25%, 11/1/2038	15,000,000	16,800,150
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	7,994,292
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series D, 5.625%, 12/15/2017, GTY: Merrill Lynch & Co., Inc.	6,945,000	7,552,965
Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	16,875,000	20,767,725
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	10,000,000	11,560,500
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2030	1,670,000	1,834,512
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,692,793
Texas, State Transportation Commission-Highway Improvement, 5.0%, 4/1/2044	12,000,000	13,831,200
Texas, Uptown Development Authority, Tax Increment Contract Revenue, Infrastructure Improvement Facilities, 5.5%, 9/1/2029	1,000,000	1,097,940
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	1,530,000	1,799,035
7.125%, 11/1/2040	3,580,000	4,172,239
		240,645,057
Virginia 0.7%
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	1,121,782
Series B, 5.625%, 9/1/2041	5,332,000	5,076,917
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,313,760
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	2,543,788
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	2,000,000	2,275,720
		13,331,967
Washington 3.4%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	3,258,171
Washington, Energy Northwest Electric Revenue, Columbia Station:
Series A, 5.0%, 7/1/2024	6,765,000	7,253,907
Series A, Prerefunded, 5.0%, 7/1/2024	3,235,000	3,472,190
Washington, Port of Seattle, Industrial Development Corp., Special Facilities — Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,047,680
Washington, State General Obligation, Series 2007A, Prerefunded, 5.0%, 7/1/2023, INS: AGMC	10,000,000	10,738,200
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	2,970,000	3,168,396
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center:
Series B, 5.75%, 8/15/2037, INS: ACA	6,675,000	7,248,783
Series A, 6.125%, 8/15/2037	16,000,000	17,589,440
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 7.375%, 1/1/2044	6,000,000	6,613,200
		61,389,967
West Virginia 0.8%
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,375,742
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	7,379,820
6.5%, 10/1/2038	3,000,000	3,140,340
		13,895,902
Wisconsin 0.8%
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,602,270
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	8,160,000	9,058,253
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John's Communities, Inc., Series A, 7.625%, 9/15/2039	1,000,000	1,191,840
		13,852,363
Other Territories 0.1%
Non-Profit Preferred Funding Trust I, Series A1, 144A, 4.22%, 9/15/2037	1,557,650	1,559,052
Total Municipal Bonds and Notes (Cost $1,542,064,850)		1,687,391,509

Underlying Municipal Bonds of Inverse Floaters (d) 13.8%
California 0.3%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (e)	2,126,587	2,383,076
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (e)	1,935,078	2,168,469
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.354%, 11/1/2015, Leverage Factor at purchase date: 2 to 1
		4,551,545
Hawaii 0.6%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2027 (e)	10,000,000	11,208,500
Trust: Hawaii, State General Obligation, Series 2867, 144A, 18.17%, 5/1/2016, Leverage Factor at purchase date: 4 to 1
Louisiana 0.6%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (e)	3,026,513	3,434,847
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (e)	3,304,152	3,749,944
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (e)	3,666,834	4,161,558
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.418%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
		11,346,349
Nevada 2.5%
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (e)	7,851,481	8,779,580
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (e)	8,203,602	9,173,324
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (e)	5,298,193	5,924,476
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.181%, 6/15/2015, Leverage Factor at purchase date: 2 to 1
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2035 (e)	9,150,000	9,979,714
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2036 (e)	9,605,000	10,475,974
Trust: Las Vegas Valley, NV, General Obligation, Water District, 144A, 9.398%, 2/1/2016, Leverage Factor at purchase date: 2 to 1
		44,333,068
New York 2.2%
New York, State Dormitory Authority Revenues, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (e)	5,095,207	5,556,958
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 18.243%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 2/15/2035 (e)	10,000,000	11,314,700
Trust: New York, State Dormitory Authority Revenues, Series 4688, 144A, 9.49%, 3/15/2024, Leverage Factor at purchase date: 2 to 1
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2025 (e)	4,000,000	4,519,101
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2026 (e)	3,000,000	3,389,326
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2027 (e)	3,000,000	3,389,326
Trust: New York, State Environmental Facilities Corp., Clean Drinking Water, Series 2870, 144A, 16.574%, 12/15/2015, Leverage Factor at purchase date: 3.6 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (e)	10,000,000	11,026,200
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 11.465%, 11/1/2027, Leverage Factor at purchase date: 2.5 to 1
		39,195,611
Ohio 0.7%
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (e)	4,522,767	4,998,020
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (e)	7,712,913	8,523,387
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.639%, 1/1/2016, Leverage Factor at purchase date: 3 to 1
		13,521,407
Pennsylvania 2.3%
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2023 (e)	21,790,000	24,092,952
Trust: Pennsylvania, State General Obligation, Series R-11505-1, 144A, 45.299%, 8/1/2015, Leverage Factor at purchase date: 10 to 1
Pennsylvania, State Revenue Bond, Series A, 5.0%, 8/1/2024 (e)	15,475,000	17,109,726
Trust: Pennsylvania, State Revenue Bond, Series 2720, 144A, 12.996%, 8/1/2015, Leverage Factor at purchase date: 3 to 1
		41,202,678
Tennessee 0.9%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (e)	14,996,415	16,977,428
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 18.256%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Texas 3.1%
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2024 (e)	3,710,000	3,919,691
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2025 (e)	4,315,000	4,558,886
Trust: Conroe, TX, Independent School District, Series 2487, 144A, 18.137%, 8/15/2015, Leverage Factor at purchase date: 4 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (e)	5,500,000	6,234,030
Trust: Harris County, TX, Flood Control District, Series 4692, 144A, 9.59%, 10/11/2018, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2024 (e)	15,000,000	16,771,200
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2957, 144A, 13.78%, 2/1/2016, Leverage Factor at purchase date: 3 to 1
Texas, North East Independent School District, School Building, Series A, 5.0%, 8/1/2024 (e)	10,000,000	11,062,000
Trust: Texas, North East Independent School District, Series 2355, 144A, 22.68%, 8/1/2015, Leverage Factor at purchase date: 5 to 1
Texas, State Transportation Commission Revenue, 5.0%, 4/1/2026 (e)	12,500,000	13,714,875
Trust: Texas, State Transportation Commission Revenue, Series 2563, 144A, 22.56%, 4/1/2015, Leverage Factor at purchase date: 5 to 1
		56,260,682
Washington 0.6%
Washington, State General Obligation, Series A, 5.0%, 7/1/2025 (e)	10,000,000	11,139,400
Trust: Washington, State General Obligation, Series 2154, 144A, 22.68%, 7/1/2015, Leverage Factor at purchase date: 5 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $228,231,233)		249,736,668

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,770,296,083)†	107.0	1,937,128,177
Floating Rate Notes (d)	(8.3)	(150,354,570)
Other Assets and Liabilities, Net	1.3	23,810,673
Net Assets	100.0	1,810,584,280

The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT*	8.0%	9/1/2035	960,000	960,000	192,048
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT*	8.25%	5/1/2033	7,000,000	7,000,000	576,800
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Sears Methodist Retirement System Obligated Group Project, Series A*	5.45%	11/15/2038	2,411,000	1,953,138	964,352
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Sears Methodist Retirement System Obligated Group Project, Series A*	6.05%	11/15/2046	2,565,000	2,507,519	1,025,949
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Sears Methodist Retirement System Obligated Group Project, Series D*	6.05%	11/15/2046	445,000	436,731	177,991
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Sears Methodist Retirement System Obligated Group Project, Series B*	6.15%	11/15/2049	4,852,000	4,852,000	1,940,703
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Sears Methodist Retirement System Obligated Group Project, Series C*	6.25%	5/9/2053	226,000	226,000	90,395
				17,935,388	4,968,238

* Non-income producing security.

** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2014.

† The cost for federal income tax purposes was $1,613,429,723. At November 30, 2014, net unrealized appreciation for all securities based on tax cost was $173,343,884. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $208,816,740 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $35,472,856.

(a) When-issued security.

(b) At November 30, 2014, this security has been pledged, in whole or in part, as collateral for tender option bond trust.

(c) Partial payment of interest received for 6/1/14 interest payment (37% received); 12/1/14 interest payment received in full.

(d) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represent leverage to the Fund and is the amount owed to the floating rate note holders.

(e) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA: ACA Financial Guaranty Corp.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities, which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (f)	$—	$1,937,128,177	$—	$1,937,128,177
Total	$—	$1,937,128,177	$—	$1,937,128,177

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.

(f) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of November 30, 2014 (Unaudited)
Assets
Investments in non-affiliated securities, at value (cost $1,770,296,083)	$1,937,128,177
Receivable for investments sold	1,930,000
Receivable for Fund shares sold	1,336,665
Interest receivable	28,513,269
Other assets	73,543
Total assets	1,968,981,654
Liabilities
Cash overdraft	964,994
Payable for investments purchased — when-issued securities	2,599,284
Payable for Fund shares redeemed	835,123
Payable for floating rate notes issued	150,354,570
Distributions payable	1,542,467
Accrued management fee	542,514
Accrued Trustees' fees	24,999
Other accrued expenses and payables	1,533,423
Total liabilities	158,397,374
Net assets, at value	$1,810,584,280
Net Assets Consist of
Undistributed net investment income	2,056,486
Net unrealized appreciation (depreciation) on investments	166,832,094
Accumulated net realized gain (loss)	(151,435,527)
Paid-in capital	1,793,131,227
Net assets, at value	$1,810,584,280

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2014 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($390,902,935 ÷ 31,284,048 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.50
Maximum offering price per share (100 ÷ 97.25 of $12.50)	$12.85
Class B Net Asset Value offering and redemption price (subject to contingent deferred sales charge) per share ($2,094,480 ÷ 167,607 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.50
Class C Net Asset Value offering and redemption price (subject to contingent deferred sales charge) per share ($148,386,569 ÷ 11,868,108 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.50
Class S Net Asset Value offering and redemption price per share ($935,738,175 ÷ 74,818,211 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.51
Institutional Class Net Asset Value offering and redemption price per share ($333,462,121 ÷ 26,656,227 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.51

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended November 30, 2014 (Unaudited)
Investment Income
Income: Interest	$49,255,583
Expenses: Management fee	4,319,732
Administration fee	900,639
Services to shareholders	1,246,981
Distribution and service fees	1,251,185
Custodian fee	10,919
Professional fees	60,451
Reports to shareholders	51,789
Registration fees	54,951
Trustees' fees and expenses	45,872
Interest expense and fees on floating rate notes issued	452,150
Other	53,516
Total expenses before expense reductions	8,448,185
Expense reductions	(1,179,193)
Total expenses after expense reductions	7,268,992
Net investment income	41,986,591
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(19,304,510)
Change in net unrealized appreciation (depreciation) on investments	19,509,159
Net gain (loss)	204,649
Net increase (decrease) in net assets resulting from operations	$42,191,240

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended November 30, 2014 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$42,191,240
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(334,295,279)
Net amortization of premium/(accretion of discount)	1,060,233
Proceeds from sales and maturities of long-term investments	322,482,763
(Increase) decrease in interest receivable	684,594
(Increase) decrease in other assets	86,889
(Increase) decrease in receivable for investments sold	(1,930,000)
Increase (decrease) in payable for investments purchased — when-issued securities	(745,570)
Increase (decrease) in other accrued expenses and payables	207,979
Change in unrealized (appreciation) depreciation on investments	(19,509,159)
Net realized (gain) loss from investments	19,304,510
Cash provided (used) by operating activities	29,538,200
Cash Flows from Financing Activities
Net increase (decrease) in cash overdraft	964,994
Proceeds from shares sold	210,055,074
Payments for shares redeemed	(228,115,103)
Distributions paid (net of reinvestment of distributions)	(4,703,479)
Increase (decrease) in payable for floating rate notes issued	(8,000,000)
Cash provided (used) by financing activities	(29,798,514)
Increase (decrease) in cash	(260,314)
Cash at beginning of period	260,314
Cash at end of period	$—
Supplemental Disclosure of Non-Cash Activities
Reinvestment of distributions	$35,975,011
Interest expense and fees on floating rate notes issued	$(452,150)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Operations: Net investment income	$41,986,591	$89,715,322
Operations: Net investment income	$41,986,591	$89,715,322
Net realized gain (loss)	(19,304,510)	(42,499,617)
Change in net unrealized appreciation (depreciation)	19,509,159	(51,529,060)
Net increase (decrease) in net assets resulting from operations	42,191,240	(4,313,355)
Distributions to shareholders from: Net investment income: Class A	(9,119,175)	(22,616,899)
Class B	(43,806)	(167,191)
Class C	(2,740,807)	(6,413,208)
Class S	(21,544,911)	(45,173,908)
Institutional Class	(7,701,195)	(14,149,199)
Total distributions	(41,149,894)	(88,520,405)
Fund share transactions: Proceeds from shares sold	204,989,734	539,809,297
Reinvestment of distributions	35,975,011	72,575,930
Payments for shares redeemed	(228,083,463)	(977,314,742)
Net increase (decrease) in net assets from Fund share transactions	12,881,282	(364,929,515)
Increase (decrease) in net assets	13,922,628	(457,763,275)
Net assets at beginning of year	1,796,661,652	2,254,424,927
Net assets at end of year (including undistributed net investment income of $2,056,486 and $1,219,789, respectively)	$1,810,584,280	$1,796,661,652

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended May 31,
Class A	Six Months Ended 11/30/14 (Unaudited)		2014	2013	2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$12.49		$12.95	$12.78	$11.78		$12.23	$11.21
Income from investment operations: Net investment income	.28		.60	.55	.59		.61	.62
Net realized and unrealized gain (loss)	.01		(.47)	.16	1.00		(.45)	1.02
Total from investment operations	.29		.13	.71	1.59		.16	1.64
Less distributions from: Net investment income	(.28)		(.59)	(.54)	(.59)		(.61)	(.62)
Net realized gains	—		—	—	(.00	)***	—	—
Total distributions	(.28)		(.59)	(.54)	(.59)		(.61)	(.62)
Net asset value, end of period	$12.50		$12.49	$12.95	$12.78		$11.78	$12.23
Total Return (%)a,b	2.33	**	1.27	5.57	13.88		1.37	14.96
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	391		447	618	569		432	464
Ratio of expenses before expense reductions (including interest expense) (%)c	1.02	*	1.05	1.03	1.03		1.08	1.05
Ratio of expenses after expense reductions (including interest expense) (%)c	.92	*	.95	.97	.99		1.03	1.03
Ratio of expenses after expense reductions (excluding interest expense) (%)	.87	*	.88	.91	.92		.94	.93
Ratio of net investment income (%)	4.55	*	4.94	4.18	4.92		5.35	5.31
Portfolio turnover rate (%)	17	**	24	21	29		30	28
a Total return does not reflect the effect of any sales charges.
b Total return would have been lower had certain expenses not been reduced.
c Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Class B	Six Months Ended 11/30/14 (Unaudited)		2014	2013	2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$12.49		$12.95	$12.78	$11.78		$12.23	$11.21
Income from investment operations: Net investment income	.24		.51	.45	.50		.52	.53
Net realized and unrealized gain (loss)	.00	***	(.47)	.16	1.00		(.45)	1.02
Total from investment operations	.24		.04	.61	1.50		.07	1.55
Less distributions from: Net investment income	(.23)		(.50)	(.44)	(.50)		(.52)	(.53)
Net realized gains	—		—	—	(.00	)***	—	—
Total distributions	(.23)		(.50)	(.44)	(.50)		(.52)	(.53)
Net asset value, end of period	$12.50		$12.49	$12.95	$12.78		$11.78	$12.23
Total Return (%)a,b	1.95	**	.51	4.78	13.02		.61	14.10
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		3	6	8		9	12
Ratio of expenses before expense reductions (including interest expense) (%)c	1.81	*	1.82	1.79	1.80		1.87	1.82
Ratio of expenses after expense reductions (including interest expense) (%)c	1.67	*	1.70	1.72	1.74		1.78	1.77
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.62	*	1.63	1.66	1.67		1.69	1.67
Ratio of net investment income (%)	3.80	*	4.18	3.42	4.19		4.59	4.57
Portfolio turnover rate (%)	17	**	24	21	29		30	28
a Total return does not reflect the effect of any sales charges.
b Total return would have been lower had certain expenses not been reduced.
c Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Class C	Six Months Ended 11/30/14 (Unaudited)		2014	2013	2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$12.50		$12.96	$12.79	$11.79		$12.24	$11.22
Income from investment operations: Net investment income	.24		.51	.45	.50		.52	.53
Net realized and unrealized gain (loss)	(.01)		(.47)	.16	1.00		(.45)	1.02
Total from investment operations	.23		.04	.61	1.50		.07	1.55
Less distributions from: Net investment income	(.23)		(.50)	(.44)	(.50)		(.52)	(.53)
Net realized gains	—		—	—	(.00	)***	—	—
Total distributions	(.23)		(.50)	(.44)	(.50)		(.52)	(.53)
Net asset value, end of period	$12.50		$12.50	$12.96	$12.79		$11.79	$12.24
Total Return (%)a,b	1.87	**	.52	4.78	13.03		.61	14.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	148		148	202	188		141	154
Ratio of expenses before expense reductions (including interest expense) (%)c	1.77	*	1.80	1.78	1.77		1.82	1.84
Ratio of expenses after expense reductions (including interest expense) (%)c	1.67	*	1.70	1.72	1.74		1.78	1.78
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.62	*	1.63	1.66	1.67		1.69	1.68
Ratio of net investment income (%)	3.80	*	4.19	3.43	4.16		4.60	4.56
Portfolio turnover rate (%)	17	**	24	21	29		30	28
a Total return does not reflect the effect of any sales charges.
b Total return would have been lower had certain expenses not been reduced.
c Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Class S	Six Months Ended 11/30/14 (Unaudited)		2014	2013	2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$12.50		$12.96	$12.79	$11.79		$12.24	$11.22
Income from investment operations: Net investment income	.30		.63	.58	.62		.64	.65
Net realized and unrealized gain (loss)	.00	***	(.47)	.16	1.00		(.45)	1.02
Total from investment operations	.30		.16	.74	1.62		.19	1.67
Less distributions from: Net investment income	(.29)		(.62)	(.57)	(.62)		(.64)	(.65)
Net realized gains	—		—	—	(.00	)***	—	—
Total distributions	(.29)		(.62)	(.57)	(.62)		(.64)	(.65)
Net asset value, end of period	$12.51		$12.50	$12.96	$12.79		$11.79	$12.24
Total Return (%)a	2.46	**	1.53	5.83	14.15		1.63	15.22
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	936		884	1,128	1,023		832	858
Ratio of expenses before expense reductions (including interest expense) (%)b	.83	*	.92	.89	.90		.94	.98
Ratio of expenses after expense reductions (including interest expense) (%)b	.67	*	.70	.72	.74		.78	.78
Ratio of expenses after expense reductions (excluding interest expense) (%)	.62	*	.63	.66	.67		.69	.68
Ratio of net investment income (%)	4.80	*	5.20	4.43	5.17		5.60	5.56
Portfolio turnover rate (%)	17	**	24	21	29		30	28
a Total return would have been lower had certain expenses not been reduced.
b Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended May 31,
Institutional Class	Six Months Ended 11/30/14 (Unaudited)		2014	2013	2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$12.50		$12.97	$12.79	$11.79		$12.24	$11.22
Income from investment operations: Net investment income	.30		.63	.58	.63		.64	.66
Net realized and unrealized gain (loss)	.00	***	(.48)	.17	1.00		(.45)	1.02
Total from investment operations	.30		.15	.75	1.63		.19	1.68
Less distributions from: Net investment income	(.29)		(.62)	(.57)	(.63)		(.64)	(.66)
Net realized gains	—		—	—	(.00	)***	—	—
Total distributions	(.29)		(.62)	(.57)	(.63)		(.64)	(.66)
Net asset value, end of period	$12.51		$12.50	$12.97	$12.79		$11.79	$12.24
Total Return (%)a	2.47	**	1.45	5.93	14.17		1.66	15.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	333		315	301	220		143	147
Ratio of expenses before expense reductions (including interest expense) (%)b	.75	*	.81	.79	.79		.82	.79
Ratio of expenses after expense reductions (including interest expense) (%)b	.67	*	.70	.71	.74		.75	.76
Ratio of expenses after expense reductions (excluding interest expense) (%)	.62	*	.63	.65	.67		.66	.66
Ratio of net investment income (%)	4.80	*	5.20	4.44	5.16		5.62	5.58
Portfolio turnover rate (%)	17	**	24	21	29		30	28
a Total return would have been lower had certain expenses not been reduced.
b Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Strategic High Yield Tax-Free Fund (formerly DWS Strategic High Yield Tax-Free Fund) (the "Fund") is a diversified series of Deutsche Municipal Trust (formerly DWS Municipal Trust) (the "Series"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotation or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate municipal bond into a special purpose trust (the "Trust"). In turn the Trust issues a short-term floating rate note and an inverse floater. The income stream from the underlying bond in the Trust is divided between the floating rate note and the inverse floater. The income provided by the inverse floater bears an inverse relationship with the short-term rate paid to the floating rate note holder. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond's par amount and is paid to a third party, usually a tax-exempt money market fund, at rates that generally reset weekly. The inverse floater earns all of the interest from the underlying fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the Trust. The inverse floater represents an investment in the underlying bond on a leveraged basis; the Fund bears all of the price risk of the underlying bond in the Trust and receives all the benefits from any potential appreciation of the underlying bond's value.

By holding the inverse floater, the Fund has the right to collapse the Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption "Payable for floating rate notes issued" in the Statement of Assets and Liabilities. The floating rate notes issued by the Trust are valued at cost, which approximates fair value. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the Trust are included in "Interest expense and fees on floating rate notes issued" in the Statement of Operations.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund's inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The Trust could be terminated outside of the Fund's control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds. In connection with these agreements, securities and or cash may be pledged as collateral.

The weighted average outstanding daily balance of the floating rate notes issued during the six months ended November 30, 2014 was approximately $151,447,000, with a weighted average interest rate of 0.60%.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At May 31, 2014, the Fund had net tax basis capital loss carryforwards of approximately $138,272,000, including $26,645,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2015 ($234,000), May 31, 2017 ($3,436,000), May 31, 2018 ($19,507,000) and May 31, 2019 ($3,468,000), the respective expiration dates, whichever occurs first; and approximately $111,627,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($64,289,000) and long-term losses ($47,338,000).

The Fund has reviewed the tax positions for the open tax years as of May 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in inverse floaters transactions, certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Series arising in connection with a specific fund are allocated to that fund. Other Series expenses which cannot be directly attributed to a fund are apportioned among the funds in the Series based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund's custodian bank at November 30, 2014.

B. Purchases and Sales of Securities

During the six months ended November 30, 2014, purchases and sales of investment securities (excluding short-term investments) aggregated $334,295,279 and $322,482,763, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

For the period from June 1, 2014 through September 30, 2014, under the Investment Management Agreement with the Advisor, the Fund paid a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $300 million of the Fund's average daily net assets	.565%
Next $200 million of such net assets	.515%
Next $500 million of such net assets	.490%
Next $1 billion of such net assets	.470%
Over $2 billion of such net assets	.450%

Effective October 1, 2014, under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $300 million of the Fund's average daily net assets	.515%
Next $200 million of such net assets	.465%
Next $500 million of such net assets	.440%
Next $1 billion of such net assets	.420%
Over $2 billion of such net assets	.400%

Accordingly, for the six months ended November 30, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.48% of the Fund's average daily net assets.

For the period from June 1, 2014 through September 30, 2014, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.86%
Class B	1.61%
Class C	1.61%
Class S	.61%
Institutional Class	.61%

Effective October 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.88%
Class B	1.63%
Class C	1.63%
Class S	.63%
Institutional Class	.63%

For the six months ended November 30, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$204,690
Class B	1,648
Class C	73,039
Class S	757,536
Institutional Class	142,280
$1,179,193

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2014, the Administration Fee was $900,639, of which $148,331 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2014, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2014
Class A	$11,783	$5,931
Class B	273	157
Class C	3,658	1,841
Class S	59,585	30,136
Institutional Class	4,110	1,818
	$79,409	$39,883

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended November 30, 2014, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2014
Class B	$8,870	$1,337
Class C	554,189	91,395
	$563,059	$92,732

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2014, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2014	Annualized Rate
Class A	$500,542	$264,678	.24%
Class B	2,891	2,022	.24%
Class C	184,693	93,701	.25%
	$688,126	$360,401

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2014 aggregated $12,477.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended November 30, 2014, the CDSC for Class B and Class C shares aggregated $80 and $477, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2014, DDI received $663 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended November 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $11,285, of which $10,243 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

D. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2014.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2014		Year Ended May 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,023,612	$37,566,090	9,872,570	$118,728,880
Class B	59	731	919	11,121
Class C	905,598	11,254,148	1,632,752	19,700,197
Class S	9,832,911	121,960,087	17,513,054	211,281,593
Institutional Class	2,760,931	34,208,678	15,819,363	190,087,506
		$204,989,734		$539,809,297
Shares issued to shareholders in reinvestment of distributions
Class A	641,988	$7,985,109	1,613,898	$19,382,410
Class B	2,969	36,932	11,183	134,106
Class C	171,717	2,137,379	409,772	4,924,524
Class S	1,464,689	18,238,632	2,862,057	34,448,675
Institutional Class	608,170	7,576,959	1,137,055	13,686,215
		$35,975,011		$72,575,930
Shares redeemed
Class A	(8,200,756)	$(101,604,963)	(23,347,509)	$(280,136,772)
Class B	(57,709)	(715,824)	(252,114)	(3,026,191)
Class C	(1,034,560)	(12,863,759)	(5,794,610)	(69,549,032)
Class S	(7,168,939)	(89,266,290)	(36,721,988)	(445,763,068)
Institutional Class	(1,898,681)	(23,632,627)	(14,961,224)	(178,839,679)
		$(228,083,463)		$(977,314,742)
Net increase (decrease)
Class A	(4,535,156)	$(56,053,764)	(11,861,041)	$(142,025,482)
Class B	(54,681)	(678,161)	(240,012)	(2,880,964)
Class C	42,755	527,768	(3,752,086)	(44,924,311)
Class S	4,128,661	50,932,429	(16,346,877)	(200,032,800)
Institutional Class	1,470,420	18,153,010	1,995,194	24,934,042
		$12,881,282		$(364,929,515)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2014 to November 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2014 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/14	$1,023.30	$1,019.50	$1,018.70	$1,024.60	$1,024.70
Expenses Paid per $1,000*	$4.67	$8.45	$8.45	$3.40	$3.40
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/14	$1,020.46	$1,016.70	$1,016.70	$1,021.71	$1,021.71
Expenses Paid per $1,000*	$4.66	$8.44	$8.44	$3.40	$3.40

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
Deutsche Strategic High Yield Tax-Free Fund†	.92%	1.67%	1.67%	.67%	.67%

† Includes interest expense and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities of 0.05% for each class.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Strategic High Yield Tax-Free Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2013.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted that the expense limitations agreed to by DIMA helped to ensure that the Fund’s total (net) operating expenses would remain competitive. The Board noted that, in connection with the 2014 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee rate by 0.05% and make corresponding adjustments to each management fee breakpoint. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	NOTAX	NOTBX	NOTCX	SHYTX	NOTIX
CUSIP Number	25158T 103	25158T 202	25158T 301	25158T 400	25158T 509
Fund Number	152	252	352	2008	512

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DSHYTFF-3
(R-025438-4 1/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic High Yield Tax-Free Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 29, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 29, 2015